SPAC Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 06, 2023	Jun. 03, 2019
SPAC Warrants (Details) [Line Items]
Dividend share	575
Sale price per share	$ 0.685
Initial public offering [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased			11,500,000
Private Placement [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased	5,375,000
Warrant price per share	$ 0.01
Underwriters [Member]
SPAC Warrants (Details) [Line Items]
Warrants purchased	920,000
Class A ordinary shares [Member]
SPAC Warrants (Details) [Line Items]
Price per share	$ 11.5
Sale price per share		$ 0.0001
Warrant exercise price per share	12
ADSs [Member]
SPAC Warrants (Details) [Line Items]
Sale price per share	$ 900